Expense Example, No Redemption - DWS Enhanced Commodity Strategy Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 691
3 Years	977
5 Years	1,284
10 Years	2,152
Class T
Expense Example, No Redemption:
1 Year	370
3 Years	649
5 Years	949
10 Years	1,801
Class C
Expense Example, No Redemption:
1 Year	199
3 Years	644
5 Years	1,116
10 Years	2,420
Class R6
Expense Example, No Redemption:
1 Year	91
3 Years	303
5 Years	533
10 Years	1,193
INST Class
Expense Example, No Redemption:
1 Year	91
3 Years	327
5 Years	581
10 Years	1,311
Class S
Expense Example, No Redemption:
1 Year	103
3 Years	351
5 Years	619
10 Years	$ 1,385